American Beacon NIS Core Plus Bond Fund

Supplement dated March 9, 2021 to the

Prospectus and Summary Prospectus, each dated September 10, 2020

I.	Effective February 1, 2021, Stephen Smitley of National Investment Services of America, LLC is added as a Portfolio Manager for the American Beacon NIS Core Plus Bond Fund (the “Fund”). Accordingly, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

A.	On page 6 of the Prospectus and the Summary Prospectus, the table under the heading “Fund Summary - American Beacon NIS Core Plus Bond Fund - Portfolio Managers” is deleted and replaced with the following:

National Investment Services of America, LLC	Jason C. Berrie, CFA Co-Chief Investment Officer and Portfolio Manager Since Fund Inception (2020)	Kent J. White, CFA Co-Chief Investment Officer and Portfolio Manager Since Fund Inception (2020)
	Mark R. Anderson, CFA Chief Strategy Officer and Portfolio Manager Since Fund Inception (2020)	Jeffrey F. Parker Portfolio Manager Since Fund Inception (2020)
	James S. Kaplan, CFA Portfolio Manager Since Fund Inception (2020)	Barbara A. Schalla, CFA Portfolio Manager Since Fund Inception (2020)
	Lesly M. Barnes Portfolio Manager Since Fund Inception (2020)	Vincent S. Russo, CFA Portfolio Manager Since Fund Inception (2020)
	Stefan Martin Portfolio Manager Since Fund Inception (2020)	Michael Fohr, CFA, CPA, JD, MBA Portfolio Manager Since Fund Inception (2020)
	Tom Price Portfolio Manager Since Fund Inception (2020)	Stephen Smitley Portfolio Manager Since 2021

B.	On page 18 of the Prospectus, under the heading “Fund Management - The Sub-Advisor,” the following is added following the paragraph related to Tom Price:

Stephen Smitley, Portfolio Manager, Municipal and Structured Products Stephen Smitley is a portfolio manager, Municipal and Structured Products at National Investment Services. As a member of the corporate bond team, he is a portfolio manager of the municipal and structured product sectors in the National Investment Services managed portfolios. Prior to joining National Investment Services in 2021, Stephen was a lead portfolio manager of structured products at Aware Asset Management from 2017 to 2021, and held various roles in the structured products sector at Carval Investors from 2009 to 2017, Black River Asset Management from 2007 to 2009, and GMAC-RFC from 1999 to 2007. Stephen holds a B.S. in finance from California State University - Northridge and an M.S.B.A. from the University of Notre Dame Mendoza College of Business.

II.	Effective immediately, the following changes are made to the Fund’s Prospectus:

A.	The following is added to the end of the section titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

Appendix A: Wells Fargo

Effective June 30, 2020, C Class shares will convert automatically into A Class shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or the financial intermediary through which a shareholder purchased C Class shares has records verifying that the C Class shares have been held for at least eight years. The first conversion of C Class to A Class shares under this new policy would take place on July 25, 2020 for all C Class shares that were held for more than eight years as of June 30, 2020.

B.	The title of the section “Appendix A – Intermediary Sales Charge Discounts and Waivers,” and all references to this title in the Prospectus, are replaced with “Appendix A – Intermediary Sales Charge Discounts and Waivers and Other Information.”

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American Beacon NIS Core Plus Bond Fund

Supplement dated March 9, 2021 to the

Statement of Additional Information dated September 10, 2020

Effective February 1, 2021, Stephen Smitley of National Investment Services of America, LLC is added as a Portfolio Manager for the American Beacon NIS Core Plus Bond Fund (the “Fund”). Accordingly, the following changes are made to the Fund’s Statement of Additional Information:

A.	On page 31, under the heading “Portfolio Managers,” the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
National Investment Services of America, LLC (“NIS”)
Jason C. Berrie	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Kent J. White	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Mark R. Anderson[1]	None	9 ($3.8 bil)	105 ($4.6 bil)	None	2 ($348.6 mil)	None
Jeffrey F. Parker	None	None	None	None	2 ($348.6 mil)	None
James S. Kaplan	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Barbara A. Schalla	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Lesly M. Barnes	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Vincent S. Russo	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Stefan Martin	None	9 ($3.8 bil)	105 ($4.6 bil)	None	None	None
Michael Fohr[2]	None	3 ($401.9 mil)	None	None	None	None
Tom Price[2]	None	3 ($401.9 mil)	None	None	None	None
Stephen Smitley[3]	None	9 ($4.1 bil)	105 ($4.8 bil)	None	None	None

1 Mark Anderson assists with the management of two equity accounts.

2 Michael Fohr was promoted on 8/1/20 to High Yield Portfolio Manager and Tom Price was hired on 8/1/20 as a High Yield Portfolio Manager. The number of accounts and assets is shown as of August 1, 2020.

3 As of January 31, 2021.

B.	On page 32, under the heading “Portfolio Managers - Ownership of the Fund,” the third and fourth sentences of the paragraph are deleted and replaced with the following:

The table below sets forth the Portfolio Managers’ beneficial ownership of the Fund as provided by the sub-advisor as of January 31, 2021.

Name of Investment Advisor and Portfolio Managers	NIS Core Plus Bond Fund
National Investment Services of America, LLC
Jason C. Berrie	None
Kent J. White	None
Mark R. Anderson	None
Jeffrey F. Parker	$1 - $10,000
James S. Kaplan	None

Barbara A. Schalla	None
Lesly M. Barnes	None
Vincent S. Russo	$50,001 - $100,000
Stefan Martin	None
Michael Fohr	None
Tom Price	None
Stephen Smitley	None

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